Fair Values (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values (Tables) [Abstract]
Fair value assets and liabilities measured on recurring basis

The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis, categorized by GAAP's valuation hierarchy (as described in the preceding paragraphs), as of December 31:

??	2011					2010
(Millions)??	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:??
Investment securities:(a)
Equity securities??	$360		$360	$	―	$475		$475	$	―
Debt securities and other(b)	6,787		340		6,447	13,535		―		13,535
Derivatives(c)	1,516		―		1,516	1,089		―		1,089
Total assets??	$8,663		$700		$7,963	$15,099		$475		$14,624
Liabilities:??
Derivatives(c)	$108	$	―		$108	$419	$	―		$419
Total liabilities??	$108	$	―		$108	$419	$	―		$419

  Refer to Note 6 for the fair values of investment securities on a further disaggregated basis.
  Effective October 1, 2011, the significant transfers into Level 1 were $340 million of investment securities related to U.S. Government treasury obligations. This was driven by the Company's quantitative assessment that these investment securities are actively traded in the market and therefore the pricing inputs reflect quoted prices for similar assets within an active market. There were no transfers out of Level 1.
  Refer to Note 12 for the fair values of derivative assets and liabilities on a further disaggregated basis, as well as the netting of both (i) cash collateral received or posted under credit support agreements and (ii) derivative assets and derivative liabilities under master netting agreements. These balances have been presented gross in the table above.

Estimated fair value of financial assets and financial liabilities

The following table discloses the estimated fair value for the Company's financial assets and financial liabilities that are not carried at fair value, as of December 31:

	2011			2010
	Carrying	Fair		Carrying	Fair
(Billions)	Value	Value		Value	Value
Financial Assets:
Assets for which carrying
values equal or approximate
fair value	$70	$70	(a)	$61	$61	(b)?
Loans, net	$61	$62	(a)	$58	$58	(b)?

Financial Liabilities:
Liabilities for which carrying						??
values equal or approximate
fair value	$51	$51	??	$43	$43
Certificates of deposit	$12	$12	??	$13	$13	??
Long-term debt	$59	$62	(a)	$66	$69	(b)?

  Includes fair values of cardmember receivables, loans and long-term debt of $8.0 billion, $33.3 billion and $21.1 billion, respectively, held by consolidated VIEs as of December 31, 2011. Refer to the Consolidated Balance Sheets for the related carrying values.
  Includes fair values of cardmember receivables, loans and long-term debt of $8.1 billion, $33.2 billion and $23.6 billion, respectively, held by consolidated VIEs as of December 31, 2010. Refer to the Consolidated Balance Sheets for the related carrying values.